Equity - Non-controlling interests - Narrative (Details)		2 Months Ended		4 Months Ended	12 Months Ended
	Jun. 30, 2020	Aug. 31, 2019	Aug. 19, 2019	Jun. 30, 2020	Jun. 30, 2020
Disclosure of reserves within equity [line items]
Proportion of ownership interest in subsidiary					100.00%
United Spirits Limited
Disclosure of reserves within equity [line items]
Proportion of ownership interest in subsidiary	55.94%	54.78%	54.78%	55.94%	55.94%
Proportion of ownership interests in Subsidiary held by non-controlling interests					42.73%
Ketel One
Disclosure of reserves within equity [line items]
Proportion of ownership interest in subsidiary					50.00%